Restructuring expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 626	SFr 455	SFr 540
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	380	161	182
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	74	49	27
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	246	294	358
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	169	192	218
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	77	102	140
Operating Segments | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	101	59	60
Operating Segments | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	115	70	54
Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	61	63	53
Operating Segments | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	242	150	217
Operating Segments | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	84	42	28
Operating Segments | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	21	57	121
Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	2	14	7
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	528	396	513
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	295	110	155
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	233	286	358
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	157	188	218
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	76	98	140
Bank | Operating Segments | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	101	59	60
Bank | Operating Segments | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	115	70	54
Bank | Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	61	63	53
Bank | Operating Segments | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	242	150	217
Bank | Operating Segments | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	84	42	28
Bank | Operating Segments | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	21	57	121
Bank | Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	2	14	7
Bank | Adjustments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr (98)	SFr (59)	SFr (27)